Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Schedule of total amount reclassed along with the line items in the condensed consolidated statement of operations	As follows are the total amounts reclassified for the year ended December 31, 2020 along with the line items in the Consolidated Statement of Operations that were impacted (in thousands).

Increase (Decrease) From Previously Reported Amounts
Sales and marketing	$720
General and administrative	(2,591)
Research and development	1,871

Summary of reconciliation of cash and restricted cash included in the consolidated balance sheets

	December 31,
	2021	2020
Cash	$30,393	$39,150
Restricted cash	35	382
Total cash and restricted cash shown in statements of cash flows	$30,428	$39,532

Summary of estimated useful lives of the assets

Processing and research equipment	5 to 10 years
Office equipment and furniture	3 to 5 years
Computer hardware and software	3 years